Transactions with Related Parties - Balances and transactions with related parties - Capital Product Partners L.P. (Details) - Capital Product Partners, L.P. ("CPLP") - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due to related parties	$ 47
Revenues	13,342	$ 34,676	$ 26,681
Voyage expenses			360
Vessel operating expenses	8,444	7,192	6,533
General and administrative expenses	3,832	3,979	$ 3,960
Capital Maritime & Trading Corp
Related Party Transaction [Line Items]
Due to related parties	47	30
Deferred revenue - current		2,828
Total liabilities	$ 47	$ 2,858